Commitments, Contingencies and Legal Proceedings (Details Narrative)				9 Months Ended		12 Months Ended
	Jul. 13, 2023 USD ($) ft²	Jan. 02, 2021 USD ($) ft²	May 02, 2019 USD ($) ft²	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Area of lease agreement | ft²	15,567	3,621	31,765
Monthly payment increases in percentage	3.00%		3.00%
Operating lease liabilities				$ 26,844		$ 832,140	$ 1,392,575
Right of use assets				25,974		804,338	1,321,570
Lease costs for the leases				$ 487,242	$ 487,242	$ 649,655	$ 820,411
Weighted average remaining lease term				5 months		15 months
Weighted average discount rate				7.00%		7.00%
Lease obligations- current liabilities				$ 628,371
Accelerated amortization of ROU asset - lease termination				265,130
Gain from lease termination				(344,093)	$ 0
Net gain on lease termination				$ 78,963
Net monthly payment	$ 25,000	$ 4,828	$ 44,440
Lease expires date	Oct. 31, 2027	Feb. 28, 2024	Apr. 30, 2024
Minimum [Member]
Monthly payment increases in percentage		3.00%
Maximum [Member]
Monthly payment increases in percentage		6.00%